Subsequent Events (Details Narrative)																3 Months Ended			9 Months Ended		12 Months Ended
	Jul. 12, 2022 USD ($) shares	Jul. 05, 2022 shares	Jun. 30, 2022 USD ($)	Jun. 29, 2022 shares	Jun. 14, 2022 USD ($)	Jun. 01, 2022 USD ($)	May 11, 2022 shares	Dec. 14, 2021 USD ($) $ / shares shares	Nov. 17, 2021 USD ($) $ / shares shares	Nov. 17, 2021 CAD ($) shares	Oct. 08, 2021 CAD ($) shares	Oct. 02, 2021 $ / shares shares	May 24, 2021 USD ($) shares	Feb. 01, 2021	Jul. 21, 2020 $ / shares shares	May 31, 2022 USD ($) $ / shares shares	May 31, 2021 USD ($)	Nov. 30, 2020 USD ($)	May 31, 2022 USD ($) $ / shares shares	May 31, 2021 USD ($) shares	Aug. 31, 2021 USD ($) $ / shares	Aug. 31, 2020 USD ($)	Dec. 11, 2020 $ / shares
Subsequent Event [Line Items]
Exercise price | $ / shares																$ 2.16			$ 2.16		$ 2.29
Reverse stock split, description														the Company effected a 1-for-10 reverse stock split of our common stock. As a result of the reverse stock split, every 10 shares of issued and outstanding common stock were exchanged for one share of common stock, with any fractional shares being rounded up to the next higher whole share.					the Company effected a 1-for-10 reverse stock split of our common stock. As a result of the reverse stock split, every 10 shares of issued and outstanding common stock were exchanged for one share of common stock, with any fractional shares being rounded up to the next higher whole share. At May 31, 2022 and August 31, 2021, there were 30,659,073 and 26,610,144 common shares issued and outstanding, respectively.		the Company effected a 1-for-10 reverse stock split of our common stock. As a result of the reverse stock split, every 10 shares of issued and outstanding common stock were exchanged for one share of common stock, with any fractional shares being rounded up to the next higher whole share
Business combination consideration transferred																			$ 983,925
Common stock issued for cash, net of offering costs																	$ 7,235,580	$ 92,000			$ 7,327,580	$ 113,399
Debt Instrument, Maturity Date									May 17, 2022	May 17, 2022											Sep. 01, 2022
Debt face amount									$ 1,875,000							16,666,666			16,666,666
Payments of related party debt																			21,932	$ 177,534	$ 246,327	$ 198,778
Original issue discount																$ 2,133,890			$ 3,654,752
Conversion price | $ / shares															$ 15.00								$ 3.65
Warrants issued | shares									223,880							5,833,334			5,833,334
Debt conversion, shares issued | shares															15,091				8,270,812	4,308,591
Proceeds from issuance of convertible notes																			$ 15,270,000
Convertible notes payable									$ 1,579,176							$ 11,409,200			11,409,200
Convertible note payable																$ 1,875,000			$ 1,875,000
Terragenx Inc [Member]
Subsequent Event [Line Items]
Ownership Percentage									91.00%	91.00%
Debt face amount									$ 937,500
Convertible notes payable									$ 1,875,000
Joint Venture Agreement [Member]
Subsequent Event [Line Items]
Proceeds from Joint Venture											$ 1,500,000
Number of shares issued | shares											185,000
Reverse stock split, description											The net profits and net losses of the JV will be split 50/50 between NHL and EK-Tech
Share Exchange Agreement [Member]
Subsequent Event [Line Items]
Number of restricted shares of common stock, shares | shares							225,000
Mullins Asset Purchase Agreement [Member]
Subsequent Event [Line Items]
Shares issued price per share | $ / shares									$ 3.35
Purchase of Assets									$ 1,990,250	$ 2,500,000
Royalty Paid Description									the Company will pay a royalty equal to 10% of net revenue (net profit) of all iodine related sales	the Company will pay a royalty equal to 10% of net revenue (net profit) of all iodine related sales
Mullins Asset Purchase Agreement [Member] | Mr. Mullins [Member]
Subsequent Event [Line Items]
Common stock issued for cash, net of offering costs									$ 1,592,200	$ 2,000,000
Number of restricted shares of common stock									$ 398,050	$ 500,000
Number of restricted shares of common stock, shares | shares									118,821	118,821
Share Purchase Agreement [Member]
Subsequent Event [Line Items]
Number of restricted shares of common stock													$ 430,837
Number of restricted shares of common stock, shares | shares													189,796
Subsequent Event [Member] | Promissory Note Amortization Payment [Member]
Subsequent Event [Line Items]
Principal and interest owed					$ 1,391,589
Subsequent event description					Payment pursuant to the terms and conditions of the $16.66m+ convertible notes
Subsequent Event [Member] | Restricted Stock Issuance For Independent Contractor Agreement [Member]
Subsequent Event [Line Items]
Restricted common stock shares | shares		50,000
Subsequent Event [Member] | Senior Secured Convertible Notes [Member]
Subsequent Event [Line Items]
Number of shares issued | shares	12,572
Debt face amount	$ 143
Convertible note payable	$ 25,000
Subsequent Event [Member] | Acenzia Promissory Note [Member]
Subsequent Event [Line Items]
Principal and interest owed			$ 5,300,000
Subsequent Event [Member] | Sarfaraz Ali [Member]
Subsequent Event [Line Items]
Directors description			(i) Sarfaraz Ali was appointed as a member of the Board of Directors; (ii) the size of the Board of Directors was reduced from seven to five members. The Board of Directors has undertaken a review of Mr. Ali’s independence and determined that Mr. Ali does not have a material relationship with the Company that could compromise his ability to exercise independent judgment in carrying out his responsibilities and that Mr. Ali is “independent” as that term is defined under the listing standards of The Nasdaq Stock Market LLC
Changes in fair value market			$ 75,000
Subsequent Event [Member] | Terragenx Inc [Member] | Promissory Notes Payment [Member]
Subsequent Event [Line Items]
Convertible notes payable						$ 1,875,000
Principal and interest owed						948,874
Subsequent Event [Member] | Terragenx Inc [Member] | Promissory Notes Payment And Extension [Member]
Subsequent Event [Line Items]
Convertible notes payable						1,875,000
Principal and interest owed						937,500
Convertible note payable						$ 192,188
Maturity date						Nov. 29, 2022
Subsequent Event [Member] | Joint Venture Agreement [Member]
Subsequent Event [Line Items]
Proceeds from Joint Venture											$ 1,500,000
Number of shares issued | shares											185,000
Reverse stock split, description											The net profits and net losses of the JV will be split 50/50 between NHL and EK-Tech.
Subsequent Event [Member] | Share Exchange Agreement [Member]
Subsequent Event [Line Items]
Business combination consideration transferred									$ 398,050	$ 500,000
Shares issued price per share | $ / shares									$ 3.35
Subsequent Event [Member] | Share Exchange Agreement [Member] | Terragenx Inc [Member]
Subsequent Event [Line Items]
Number of shares issued | shares									100	100
Ownership Percentage									91.00%	91.00%
Business acquisition number of shares issued | shares									118,821	118,821
Subsequent Event [Member] | Share Exchange Agreement [Member] | Novo Healthnet Limited [Member]
Subsequent Event [Line Items]
Number of shares issued | shares									910	910
Ownership Percentage									91.00%	91.00%
Share exchange description									At the closing of the Exchange, (i) the Terra Shareholders transferred to NHL a total of 910 shares of Terra common stock, representing 91% of Terra’s outstanding shares, and (ii) a total of 100 NHL Exchangeable Shares were issued to the Terra Shareholders, which NHL Exchangeable Shares are exchangeable into a total of 118,821 restricted shares of the Company’s common stock. As a result of the Exchange, NHL has 91% ownership of Terra and full control of the Terra business.	At the closing of the Exchange, (i) the Terra Shareholders transferred to NHL a total of 910 shares of Terra common stock, representing 91% of Terra’s outstanding shares, and (ii) a total of 100 NHL Exchangeable Shares were issued to the Terra Shareholders, which NHL Exchangeable Shares are exchangeable into a total of 118,821 restricted shares of the Company’s common stock. As a result of the Exchange, NHL has 91% ownership of Terra and full control of the Terra business.
Subsequent Event [Member] | Mullins Asset Purchase Agreement [Member]
Subsequent Event [Line Items]
Shares issued price per share | $ / shares									$ 3.35
Purchase of Assets									$ 1,990,250	$ 2,500,000
Royalty Paid Description									the Company will pay a royalty equal to 10% of net revenue (net profit) of all iodine related sales	the Company will pay a royalty equal to 10% of net revenue (net profit) of all iodine related sales
Subsequent Event [Member] | Mullins Asset Purchase Agreement [Member] | Mr. Mullins [Member]
Subsequent Event [Line Items]
Common stock issued for cash, net of offering costs									$ 1,592,200	$ 2,000,000
Number of restricted shares of common stock									$ 398,050	$ 500,000
Number of restricted shares of common stock, shares | shares									118,821	118,821
Subsequent Event [Member] | Mullins Asset Purchase Agreement [Member] | Terragenx Inc [Member] | Mr. Mullins [Member]
Subsequent Event [Line Items]
Purchase Commitment									CAD$2,000,000 (approximately $1,592,200) is to be issued or allotted to Mr. Mullins only after patent-pending status, in the U.S. or internationally, is designated for all Mullins IP Assets (the “Mullins IP Assets CAD$2m Shares”), as either restricted shares of Company common stock or NHL Exchangeable Shares, as determined by Mr. Mullins. Once issued or allotted, the Mullins IP Assets CAD $2m Shares will be held in escrow pending registration	CAD$2,000,000 (approximately $1,592,200) is to be issued or allotted to Mr. Mullins only after patent-pending status, in the U.S. or internationally, is designated for all Mullins IP Assets (the “Mullins IP Assets CAD$2m Shares”), as either restricted shares of Company common stock or NHL Exchangeable Shares, as determined by Mr. Mullins. Once issued or allotted, the Mullins IP Assets CAD $2m Shares will be held in escrow pending registration
Subsequent Event [Member] | Jefferson Street Capital Stock Purchase Agreement [Member]
Subsequent Event [Line Items]
Exercise price | $ / shares									$ 3.35
Number of shares issued | shares									1,000,000	1,000,000
Common stock issued for cash, net of offering costs									$ 750,000
Debt instrument, issuance date									Nov. 17, 2021	Nov. 17, 2021
Debt Instrument, Maturity Date									May 17, 2022	May 17, 2022
Debt face amount									$ 937,500
Payments of related party debt									937,500
Purchase price									750,000
Original issue discount									$ 187,500
Debt Instrument, Interest Rate									1.00%	1.00%
Conversion price | $ / shares									$ 3.35
Repayments of debt									$ 750,000
Warrants issued | shares									111,940
Subsequent Event [Member] | Platinum Point Capital Stock Purchase Agreement [Member]
Subsequent Event [Line Items]
Number of shares issued | shares									1,000,000	1,000,000
Common stock issued for cash, net of offering costs									$ 750,000
Debt instrument, issuance date									Nov. 17, 2021	Nov. 17, 2021
Debt Instrument, Maturity Date									May 17, 2022	May 17, 2022
Debt face amount									$ 937,500
Payments of related party debt									937,500
Purchase price									750,000
Original issue discount									$ 187,500
Debt Instrument, Interest Rate									1.00%	1.00%
Conversion price | $ / shares									$ 3.35
Repayments of debt									$ 750,000
Subsequent Event [Member] | Platinum Point Capital Common Stock Purchase Warrant [Member]
Subsequent Event [Line Items]
Number of shares issued | shares									111,940	111,940
Conversion price | $ / shares									$ 3.35
Subsequent Event [Member] | Share Purchase Agreement [Member] | Purchaser [Member]
Subsequent Event [Line Items]
Warrants issued | shares								5,833,334
Warrant exercise price | $ / shares								$ 2.00
Subsequent Event [Member] | Share Purchase Agreement [Member] | Purchaser [Member] | Senior Secured Convertible Notes [Member]
Subsequent Event [Line Items]
Debt Instrument, Maturity Date								Jun. 14, 2023
Debt face amount								$ 16,666,666
Original issue discount								$ 1,388,888
Debt Instrument, Interest Rate								5.00%
Conversion price | $ / shares								$ 2.00
Debt conversion, shares issued | shares								68,557,248
Stock issued upon warrant exercise, shares | shares								5,833,334
Debt issuance discount, percentage								10.00%
Proceeds from issuance of convertible notes								$ 15,000,000
Equity blocker								9.99%
Debt default, description								If an event of default occurs, the holder may convert all, or any part, of the principal amount of a Note and all accrued and unpaid interest and late charge at an alternate conversion price, as described in the Notes. Subject to certain conditions, the Company has the right to redeem all, but not less than all, of the remaining principal amount of the Notes and all accrued and unpaid interest and late charges in cash at a price equal to 135% of the amount being redeemed.
Subsequent Event [Member] | 2021 Plan Option Grant [Member]
Subsequent Event [Line Items]
Options granted | shares												48,000
Exercise price | $ / shares												$ 1.87
Options expiration, date												Oct. 01, 2026
Subsequent Event [Member] | Twenty Twenty One [Member] | Michael Gaynor [Member]
Subsequent Event [Line Items]
Common stock pursuant shares | shares				50,000
Service period				5 years
Subsequent Event [Member] | Twenty Twenty One [Member] | Pierre Dalcourt [Member] | Board of Directors Chairman [Member]
Subsequent Event [Line Items]
Common stock pursuant shares | shares				250,000
Service period				5 years